Loan Receivable, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Loan Receivable,Net [Line Items]
Agreed to lend amount	$ 2,083,076	$ 2,000,000
Interest income	$ 60,000
Independent Third Party [Member]
Loan Receivable,Net [Line Items]
Debt repayment term	11 months
Debt payment	$ 6,923
Loan agreement [Member]
Loan Receivable,Net [Line Items]
Agreed to lend amount	$ 83,076	$ 2,000,000
Interest rate per annum	4.90%	6.00%
Interest income	$ 67
Total interest	$ 4,103